Shareholder Report, Average Annual Return (Details) 193985_Innovator Equity Defined Protection ETF - 2 Yr to January 2026_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 2 Yr to January 2026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 2 Yr to January 2026 NAV
Average Annual Return, Percent	6.32%	7.15%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	23.24%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	21.63%